                              ING MUTUAL FUNDS
                     ING GLOBAL REAL ESTATE FUND ("FUND")

                     Supplement dated May 2, 2006 to the
                   Class A, Class B, Class C and Class M,
           the Class I and Class Q and the Class O Prospectuses
                        each dated February 28, 2006

     Effective April 28, 2006, the management fee for the Fund has been reduced. The Class A, Class B, Class C and Class M Prospectus, Class I and Class Q Prospectus and Class O Prospectus are hereby revised as follows:

1. The information relating to the Fund in the tables entitled "Operating Expenses Paid Each Year by the Funds" and "Examples" under the section entitled "What You Pay to Invest" on pages 36 through 40 of the Class A, Class B, Class C and Class M Prospectus, on pages 30 and 31 of the Class I and Class Q Prospectus, and on page 10 of the Class O Prospectus is deleted in its entirety and replaced with the following, respectively:

CLASS A, CLASS B, CLASS C AND CLASS M PROSPECTUS

CLASS A

----------------------------------------------------------------------------------------------------------------------
                                                                                             WAIVERS
                                             DISTRIBUTION                     TOTAL FUND  REIMBURSEMENTS
                                 MANAGEMENT  AND SERVICE                       OPERATING       AND
FUND                                FEES     (12b-1) FEES  OTHER EXPENSES(2)   EXPENSES    RECOUPMENT(3)  NET EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  %     0.80%        0.25%            0.26%           1.31%        0.09%(6)        1.40%
----------------------------------------------------------------------------------------------------------------------

CLASS B

----------------------------------------------------------------------------------------------------------------------
                                                                                             WAIVERS
                                             DISTRIBUTION                     TOTAL FUND  REIMBURSEMENTS
                                 MANAGEMENT  AND SERVICE                       OPERATING       AND
FUND                                FEES     (12b-1) FEES  OTHER EXPENSES(2)   EXPENSES    RECOUPMENT(3)  NET EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  %     0.80%        1.00%            0.26%           2.06%        0.09%(6)        2.15%
----------------------------------------------------------------------------------------------------------------------

CLASS C

----------------------------------------------------------------------------------------------------------------------
                                                                                             WAIVERS
                                             DISTRIBUTION                     TOTAL FUND  REIMBURSEMENTS
                                 MANAGEMENT  AND SERVICE                       OPERATING       AND
FUND                                FEES     (12b-1) FEES  OTHER EXPENSES(2)   EXPENSES    RECOUPMENT(3)  NET EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  %     0.80%        1.00%            0.26%           2.06%        0.09%(6)        2.15%
----------------------------------------------------------------------------------------------------------------------

EXAMPLES

CLASS A

---------------------------------------------------------------------
FUND                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
ING Global Real Estate Fund   $     [--]     [--]     [--]     [--]
---------------------------------------------------------------------

CLASS B

---------------------------------------------------------------------
FUND                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
ING Global Real Estate Fund   $     [--]     [--]     [--]     [--]
---------------------------------------------------------------------

CLASS C

---------------------------------------------------------------------
FUND                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
ING Global Real Estate Fund   $     [--]     [--]     [--]     [--]
---------------------------------------------------------------------


CLASS I AND CLASS Q PROSPECTUS

CLASS I

----------------------------------------------------------------------------------------------------------------------
                                                                                             WAIVERS
                                             DISTRIBUTION                     TOTAL FUND  REIMBURSEMENTS
                                 MANAGEMENT  AND SERVICE                       OPERATING       AND
FUND                                FEES     (12b-1) FEES  OTHER EXPENSES(2)   EXPENSES    RECOUPMENT(3)  NET EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  %     0.80%        N/A              0.26%           1.06%        0.09%(6)        1.15%
----------------------------------------------------------------------------------------------------------------------

EXAMPLE

CLASS I

---------------------------------------------------------------------
FUND                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
ING Global Real Estate Fund   $     [--]     [--]     [--]     [--]
---------------------------------------------------------------------

CLASS O PROSPECTUS

CLASS O

----------------------------------------------------------------------------------------------------------------------
                                                                                             WAIVERS
                                             DISTRIBUTION                     TOTAL FUND  REIMBURSEMENTS
                                 MANAGEMENT  AND SERVICE                       OPERATING       AND
FUND                                FEES     (12b-1) FEES  OTHER EXPENSES(2)   EXPENSES    RECOUPMENT(3)  NET EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  %     0.80%        0.25%            0.26%           1.31%        0.09%(6)        1.40%
----------------------------------------------------------------------------------------------------------------------

EXAMPLE

CLASS O

---------------------------------------------------------------------
FUND                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
ING Global Real Estate Fund   $     [--]     [--]     [--]     [--]
---------------------------------------------------------------------


2.   On page 7 of the Class A, Class B, Class C and Class M Prospectus, page
5 of the Class I and Class Q Prospectus and page 9 of the Class O Prospectus, the index name "S&P/Citigroup World Property Industry Index" is hereby deleted and replaced with "S&P/Citigroup World Property Index."


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              ING MUTUAL FUNDS
                    ING GLOBAL REAL ESTATE FUND ("FUND")

                        Supplement dated May 2, 2006
   To the Class A, Class B, Class C, Class M, Class I, Class O and Class Q
                 Statement of Additional Information ("SAI")
                          dated February 28, 2006

     Effective April 28, 2006, the management fee for the Fund has been reduced as well as the sub-advisory fee. The SAI is hereby amended as follows:

1. The information relating to the management fee of the Fund in the table beginning on page 121 of the SAI is deleted in its entirety and replaced with the following:

------------------------------------------------------------------------------------
FUND                             RATE
------------------------------------------------------------------------------------
ING Global Real Estate Fund     0.80% on first $250 million,

                                0.775% on next $250 million,

                                0.70% above $500 million
------------------------------------------------------------------------------------

2. The information relating to the sub-advisory fee of the Fund in the table beginning on page 127 of the SAI is deleted in its entirety and replaced with the following:

------------------------------------------------------------------------------------
FUND                             RATE
------------------------------------------------------------------------------------
                                Assets aggregated with ING Global Real Estate Portfolio.

                                0.40% on first $250 million,
ING Global Real Estate Fund(2)
                                0.375% on next $250 million,

                                0.35% above $500 million.
------------------------------------------------------------------------------------

     In addition, the following footnote is added to the table:

          (2) Assets aggregated with ING Global Real Estate Portfolio to determine fees.


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.